Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets, current
Revenue an expense cutoff	$ 62,789
Allowance for doubtful accounts	153,957	5,634
Accrued revenue (net of cost)		49,870
Deferred tax assets, current, Gross	216,746	55,504
Less: valuation allowance
Deferred tax assets current, Net	216,746	55,504
Deferred tax assets, non-current
Depreciation expense		2,085
Loss carryforward		25,847
Deferred tax assets, non-current, Gross		27,932
Less: valuation allowance		(3,958)
Deferred tax assets, non-current, Net		23,974
Deferred tax liability, current
Accrued revenue (net of cost)	(60,476)	(90,777)
Revenue and expense cutoff	(86,406)
Deferred tax liability, current gross	$ (146,882)	$ (90,777)